Property and Equipment, Net (Details) - Schedule of property and equipment, net consists ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Property And Equipment Net Consists Abstract
Buildings	¥ 16,029	$ 2,324	¥ 16,029
Leasehold improvements			1,448
Furniture, fixtures and equipment	13,293	1,927	12,977
Motor vehicles	529	77	512
Total	29,851	4,328	30,966
Accumulated depreciation	(14,600)	(2,117)	(12,715)
Property and equipment, gross	15,251	2,211	18,251
Construction in progress	1,931	280	2,013
Property and equipment, net	¥ 17,182	$ 2,491	¥ 20,264